Asset Retirement Obligations	6 Months Ended
Jun. 30, 2023
Asset Retirement Obligations
Asset Retirement Obligations

11. Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	June 30, 2023	December 31, 2022
Beginning balance	$5,316,470	$8,993,108
Additions	598,358	-
Accretion expense	108,447	264,075
Impact of hyperinflation	(7,576)	(69,379)
Change in estimate	17,583	(3,871,334)
Ending balance	$6,033,282	$5,316,470

The Company’s asset retirement obligations (“ARO”) result from its interest in oil and gas assets including well sites. The total ARO is estimated based on the Company’s net ownership interest in all sites, estimated costs to reclaim and abandon these wells and the estimated timing of the costs to be included in future years. The Company estimated the total undiscounted amount required to settle the ARO as at June 30, 2023 is $15.9 million (December 31, 2022 - $14.4 million). The ARO is calculated using an inflation rate of 2.5% (December 31, 2022 – 2.5%) and discounted using an interest free rate of 4% (December 31, 2022 – 3.91%) between 10 and 20 years.